Document and Entity Information	9 Months Ended
Sep. 30, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Humacyte, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001818382
Amendment Flag	true
Amendment Description	Humacyte, Inc., a Delaware corporation, filed with the Securities and Exchange Commission (the "SEC") a Registration Statement on Form S-1 on September 17, 2021, as amended on October 22, 2021 by Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, which was declared effective by the SEC on October 25, 2021 (as amended, the "Registration Statement"). This Post-Effective Amendment No. 1 to the Registration Statement is being filed in order to update disclosures in the registration statement reflecting the filing by Humacyte, Inc. of its Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2021, and to make certain other updates. Unless otherwise noted, all common and preferred share and related price information has been retroactively adjusted to give effect to the Exchange Ratio established in the Business Combination Agreement (each as defined in this prospectus).